Revenue and Receivables from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue and Receivables from Contracts with Customers	Revenue and Receivables from Contracts with Customers
The services provided under contracts with clients include transaction-related advisory services, fairness opinion services, research and trading services, and underwriting services, each of which are typically identified as a separate performance obligation in contracts that contain more than one type of service. As discussed in detail below, each performance obligation meets the criteria for either over time or point in time revenue recognition. The following table disaggregates the Company’s revenue between over time and point in time recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Over time	$167,981	$113,246	$562,286	$314,060
Point in time	9,446	9,598	40,463	15,781
Total revenues	$177,427	$122,844	$602,749	$329,841
Additionally, the Company is typically reimbursed for certain professional fees and other expenses incurred that are necessary in order to provide services to the client. These fees and related reimbursements are recorded when incurred to the relevant expense item and Revenues, respectively, in the Condensed Consolidated Statements of Operations. Reimbursable expenses billed to clients was $1.2 million and $4.0 million for the three and nine months ended September 30, 2021, respectively, and $0.6 million and $3.5 million for the three and nine months ended September 30, 2020, respectively.
Transaction-Related Advisory Services
The Company is contracted to provide different investment banking and advisory services that vary depending on the nature of the contract with each individual client. These transaction-related advisory services include, but are not limited to, providing financial advice and assistance in analyzing, structuring, planning, negotiating and effecting a transaction, providing financial advice with regard to a restructuring of a client’s capital structure, which may or may not result in a court-approved bankruptcy plan, and providing certain ongoing services, including research and analysis on potential targets, identifying potential investors, and financial modeling for potential transactions. Typically, the Company provides such advisory services to its clients to assist with corporate finance activities such as mergers and acquisitions, reorganizations, tender offers, leveraged buyouts, and the pricing of securities to be issued. In most circumstances, the Company considers the nature of the promises in its advisory contracts to comprise of a single performance obligation of providing advisory services to its clients. Although there may be many individual services provided in a typical contract, the individual services are not distinct within the context of the contract; rather the performance of these individual services helps to fulfill one overall performance obligation to deliver advisory services to the client.
The Company recognizes revenue from providing advisory services when or as its performance obligations are fulfilled. The majority of the Company’s advisory revenue is recognized over time. However, certain performance obligations may be recognized at a point in time if the performance obligation represents a singular objective that does not transfer any notable value until formally completed, such as when issuing fairness opinions, which are further discussed below. The Company provides its advisory services on an ongoing basis, which, for example, may include evaluating and selecting one of multiple strategies. During such engagements, the Company’s clients continuously benefit from its advice as the Company is providing financial and strategic advice throughout the engagement, and, accordingly, over time revenue recognition matches the transfer of such benefits.
Although the Company’s transaction-related advisory services meet the criteria for over time revenue recognition, the fee structures often involve an “all or nothing” consideration amount and the associated fees are predominantly considered variable as they are often based on the ultimate transaction value or the outcome ultimately achieved and/or are susceptible to factors outside of the Company’s influence such as third-party negotiations, regulatory approval, court approval, and shareholder votes. Accordingly, a large portion of the fees associated with these services is constrained until substantially all services have been provided, specified conditions have been met and/or certain milestones have been achieved, and it is probable that a significant revenue reversal will not occur in a future period.
In some cases, a portion of the variable fees may be deferred based on the services remaining to be completed, if any (e.g., when announcement fees are earned but additional services are expected to be provided until the transaction closes). The determination of when and to what extent to recognize variable fees may require significant judgment, particularly when milestones are met near the end of a reporting period and in cases where additional services are expected to be provided subsequent to the achievement of the milestone. Fixed fees specified in the Company’s contracts, which may include upfront fees and retainers, are recognized on a systematic basis over the estimated period in which the related services are performed.
Payments for transaction-related advisory services are generally due upon completion of a specified event or, for retainer fees, periodically over the course of the engagement. The Company recognizes a receivable between the date of completion of the event and payment by the client.
Fairness Opinion Services
Although the Company usually provides fairness opinion services in conjunction with and in the same contract as other transaction-related advisory services, fairness opinion services are considered to be a separate performance obligation in such contracts because they could be obtained separately and the Company is able to fulfill its promise to transfer transaction-related advisory services independent from its promise to provide fairness opinion services. The Company typically charges a separate, fixed fee associated with fairness opinion services that represents the standalone selling price of the fairness opinion services. The fee is recognized at the point in time at which the fairness opinion is delivered rather than over the period of time during which the services are being performed because the client does not simultaneously receive and consume the benefit of the Company’s performance to provide the fairness opinion but rather receives the benefit upon delivery of the fairness opinion itself. Payments for fairness opinion services are generally due upon delivery of the fairness opinion. The Company recognizes a receivable between the date of delivery of the fairness opinion and payment by the client.
Research and Trading Services
The Company provides research on the energy and related industries and related equity and commodity markets. The Company’s research clients continuously benefit from the research provided throughout arrangements between the Company and such clients, and accordingly, over time revenue recognition matches the transfer of such benefits. Recipients of this research compensate the Company for these market insights in two ways – either by direct payment (the amount of which is typically at the client’s discretion based upon the perceived value of the research services provided) or through trades directed through the Company’s trading desk (for commission generation) or through third-party commission sharing agreements. These services are sometimes referred to as “soft-dollar arrangements,” and the amount of payment is typically based on a percentage of commission income generated from the client’s trades executed by the Company. The commission per share and volume of trades are at the client’s discretion based upon the perceived value of the research services and trade execution provided. Generally, the Company does not provide trading services separate and apart from research services (i.e., clients do not typically execute trades through the Company in the normal course of business; rather, trade execution is used as a means to be compensated for research services).
Because fees received for research services, and any associated trading services, are typically at the complete discretion of the client and are based on the value the client perceives in the research services provided, the entire transaction price associated with such services is variable. Accordingly, because of the broad range of possible outcomes and the inability to predict the value the client will ascribe to such services, the Company fully constrains the revenue associated with research services, and any associated trading services, until the uncertainty associated with the variable consideration is subsequently resolved, which is typically upon the earlier of receiving an invoice request from the client or receiving payment from the client.
Underwriting Services
Revenue associated with underwriting services includes management fees, selling concessions and underwriting fees attributable to public and private offerings of equity and debt securities. The nature of the Company’s underwriting services is raising capital on behalf of an issuer and, therefore, is typically accounted for as a single performance obligation. A separate performance obligation is identified in instances in which the contract with the client includes an over-allotment option. The Company’s underwriting services generally do not meet any of the requirements for revenue to be recognized over time, and therefore, the Company typically recognizes underwriting revenue on the pricing date of the offering, which is when the Company receives the pricing wire communication from the lead underwriter detailing the underwriting fees to which the Company is entitled. Similarly, the performance obligation associated with the over-allotment is satisfied at the point in time at which the option is exercised.
The Company’s role in underwriting commitments is usually as a co-manager or passive bookrunner, rather than as the lead underwriter. Accordingly, the Company estimates its share of transaction-related expenses incurred by the underwriting syndicate on the pricing date of the offering and presents these expenses gross within Travel and related expenses in the Condensed Consolidated Statements of Operations. Such amounts are adjusted to reflect actual expenses in the period in which the Company receives the final settlement, typically within 90 days following the closing of the transaction.
Contract Costs
Incremental costs of obtaining a contract are expensed as incurred as such costs are generally not recoverable. Costs to fulfill contracts consist of out-of-pocket expenses that are part of performing transaction-related advisory services and are typically expensed as incurred as these costs are related to performance obligations that are satisfied over time.
Remaining Performance Obligations and Revenue Recognized from Past Performance
As of September 30, 2021, the aggregate amount of the transaction price allocated to performance obligations yet to be satisfied is $7.0 million and the Company generally expects to recognize this revenue within the next twelve months. Such amounts primarily relate to the Company’s performance obligations of providing transaction-related advisory services and fairness opinion services.
The Company recognized revenue of $53.5 million and $309.0 million during the three and nine months ended September 30, 2021, respectively, and $39.3 million and $147.5 million during the three and nine months ended September 30, 2020, respectively, related to performance obligations that were satisfied or partially satisfied in prior periods, mainly due to constraints on variable consideration in prior periods being resolved for transaction-related advisory services.
Contract Balances
The timing of revenue recognition may differ from the timing of payment. The Company records a receivable when revenue is recognized prior to payment and the Company has an unconditional right to payment.
The Company records deferred revenue (otherwise known as contract liabilities) when it receives fees from clients that have not yet been earned or when the Company has an unconditional right to consideration before all performance obligations are complete (e.g., receipt of certain announcement, retainer or upfront fees before the performance obligation has been fully satisfied). As of September 30, 2021 and December 31, 2020, the Company recorded $5.9 million and $10.6 million, respectively, for these contract liabilities which are presented as Deferred revenue on the Condensed Consolidated Statements of Financial Condition. For the nine months ended September 30, 2021 and 2020, $9.6 million and $1.6 million, respectively, of the respective beginning deferred revenue balance was recognized as revenue and was primarily related to transaction-related advisory services performance obligations that are recognized over time.
Allowance for Credit Losses
The allowance for credit losses activity for the three and nine months ended September 30, 2021 and 2020 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Beginning balance (1)	$1,104	$1,087	$1,045	$1,923
Bad debt expense	916	3,099	290	2,853
Write-offs	(18)	(38)	(46)	(596)
Recoveries	—	197	710	197
Foreign currency translation and other adjustments	(1)	(18)	2	(50)
Ending balance	$2,001	$4,327	$2,001	$4,327
__________________
(1)Beginning balance for the nine months ended September 30, 2020 includes the cumulative adjustment of $0.2 million, which reflects the increase in the Company’s allowance for credit losses upon adoption of ASU 2016-13 and the CECL model on January 1, 2020.	Revenue from Contracts with Customers
The services provided under contracts with customers include transaction-related advisory services, fairness opinion services, research and trading services, and underwriting services, each of which are typically identified as a separate performance obligation in contracts that contain more than one type of service. As discussed in detail below, each performance obligation meets the criteria for either over time or point in time revenue recognition. The following table disaggregates the Company’s revenue between over time and point in time recognition:

	Year Ended December 31,
	2020	2019	2018
Over time	$494,295	$503,052	$654,164
Point in time	24,691	30,245	47,825
Total revenues	$518,986	$533,297	$701,989
Additionally, the Company is typically reimbursed for certain professional fees and other expenses incurred that are necessary in order to provide services to the customer. These fees and related reimbursements are recorded when incurred to the relevant expense item and Revenues, respectively, in the Consolidated Statements of Operations and Comprehensive Loss. Reimbursable expenses billed to clients was $6.5 million, $6.7 million, and $7.3 million for the years ended December 31, 2020, 2019, and 2018, respectively.
Transaction-related Advisory Services
The Company is contracted to provide different investment banking and advisory services that vary depending on the nature of the contract with each individual client. These transaction-related advisory services include, but are not limited to, providing financial advice and assistance in analyzing, structuring, planning, negotiating and effecting a transaction, providing financial advice with regard to a restructuring of a client’s capital structure, which may or may not result in a court-approved bankruptcy plan, and providing certain ongoing services, including research and analysis on potential targets, identifying potential investors, and financial forecasting for potential transactions. Typically, the Company provides such advisory services to its customers to assist with corporate finance activities such as mergers and acquisitions, reorganizations, tender offers, leveraged buyouts, and the pricing of securities to be issued. In most circumstances, the Company considers the nature of the promises in its advisory contracts to comprise of a single performance obligation of providing advisory services to its customers. Although there may be many individual services provided in a typical contract, the individual services are not distinct within the context of the contract; rather the performance of these individual services helps to fulfill one overall performance obligation to deliver advisory services to the customer.
The Company recognizes revenue from providing advisory services when or as its performance obligations are fulfilled. The majority of the Company’s advisory revenue is recognized over time. However, certain performance obligations may be recognized at a point in time if the performance obligation represents a singular objective that does not transfer any notable value until formally completed, such as when issuing fairness opinions, which are further discussed below. The Company provides its advisory services on an ongoing basis, which, for example, may include evaluating and selecting one of multiple strategies. During such engagements, the Company’s clients continuously benefit from its counsel as the Company is providing financial and strategic advice throughout the arrangement, and, accordingly, over time revenue recognition matches the transfer of such benefits.
Although the Company’s transaction-related advisory services meet the criteria for over time revenue recognition, the fee structures often involve an “all or nothing” consideration amount and the associated fees are predominantly considered variable as they are often based on the ultimate transaction value or the outcome ultimately achieved and/or are susceptible to factors outside of the Company’s influence, such as third-party negotiations, court approval, and shareholder votes. Accordingly, a large portion of the fees associated with these services is constrained until substantially all services have been provided, specified conditions have been met and/or certain milestones have been achieved, and it is probable that a significant revenue reversal will not occur in a future period.
In some cases, a portion of the variable fees may be deferred based on the services remaining to be completed, if any (e.g., when announcement fees are earned but additional services are expected to be provided until the transaction closes). The determination of when and to what extent to recognize variable fees may require significant judgment, particularly when milestones are met near the end of a reporting period and in cases where additional services are expected to be provided subsequent to the achievement of the milestone. Fixed fees specified in the Company’s contracts, which may include upfront fees and retainers, are recognized on a systematic basis over the estimated period in which the related services are performed.
Payments for transaction-related advisory services are generally due upon completion of a specified event or, for retainer fees, periodically over the course of the engagement. The Company recognizes a receivable between the date of completion of the event and payment by the customer.
Fairness Opinion Services
Although the Company usually provides fairness opinion services in conjunction with and in the same contract as other transaction-related advisory services, fairness opinion services are considered to be a separate performance obligation in such contracts because they could be obtained separately, and the Company is able to fulfill its promise to transfer transaction-related advisory services independent from its promise to provide fairness opinion services. The Company typically charges a separate, fixed fee associated with fairness opinion services that represents the standalone selling price of the fairness opinion services. The fee is recognized at the point in time at which the fairness opinion is delivered rather than over the period of time during which the services are being performed because the customer does not simultaneously receive and consume the benefit of the Company’s performance to provide the fairness opinion but rather receives the benefit upon delivery of the fairness opinion itself. Payments for fairness opinion services are generally due upon delivery of the fairness opinion. The Company recognizes a receivable between the date of delivery of the fairness opinion and payment by the customer.
Research and Trading Services
The Company, through a multitude of work products, provides research on the energy industry and related equity and commodity markets and also produces research on topical issues within the energy sector. The Company’s research clients continuously benefit from the research provided throughout the arrangement, and, accordingly, over time revenue recognition matches the transfer of such benefits. Recipients of this research compensate the Company for these market insights in two ways—either by direct payment (the amount of which is typically at the customer’s discretion based upon the perceived value of the research services provided) or through trades directed through the Company’s trading desk (for commission generation) or through third-party commission sharing agreements. These services are sometimes referred to as “soft-dollar arrangements,” and the amount of payment is typically based on a percentage of commission income generated from the customer’s trades executed by the Company. The commission per share and volume of trades are at the customer’s discretion based upon the perceived value of the research services and trade execution provided. Generally, the Company does not provide trading services separate and apart from research services (i.e., customers do not typically execute trades through the
Company in the normal course of business; rather, trade execution is used as a means to be compensated for research services).
Because fees received for research services, and any associated trading services, are typically at the complete discretion of the customer and are based on the value the customer perceives in the research services provided, the entire transaction price associated with such services is variable. Accordingly, because of the broad range of possible outcomes and the inability to predict the value the customer will ascribe to such services, the Company fully constrains the revenue associated with research services, and any associated trading services, until the uncertainty associated with the variable consideration is subsequently resolved, which is typically upon the earlier of receiving an invoice request from the client or receiving payment from the client.
Underwriting Services
Revenue associated with underwriting services includes management fees, selling concessions and underwriting fees attributable to public and private offerings of equity and debt securities. The nature of the Company’s underwriting services is raising capital on behalf of an issuer and therefore is typically accounted for as a single performance obligation. A separate performance obligation is identified in instances in which the contract with the customer includes an over-allotment option. The Company’s underwriting services generally do not meet any of the requirements for revenue to be recognized over time and, therefore, the Company typically recognizes underwriting revenue on the pricing date of the offering, which is when the Company receives the pricing wire communication from the lead underwriter detailing the underwriting fees to which the Company is entitled. Similarly, the performance obligation associated with the over-allotment is satisfied at the point in time at which the option is exercised.
The Company’s role in underwriting commitments is usually as a co-manager or bookrunner, rather than as the lead underwriter. Accordingly, the Company estimates its share of transaction-related expenses incurred by the underwriting syndicate on the pricing date of the offering and presents these expenses gross within Travel and related expenses in the Consolidated Statements of Operations and Comprehensive Loss. Such amounts are adjusted to reflect actual expenses in the period in which the Company receives the final settlement, typically within 90 days following the closing of the transaction.
Contract Costs
Incremental costs of obtaining a contract are expensed as incurred as such costs are generally not recoverable. Costs to fulfill contracts consist of out-of-pocket expenses that are part of performing transaction-related advisory services and are typically expensed as incurred as these costs are related to performance obligations that are satisfied over time.
Remaining Performance Obligations and Revenue Recognized from Past Performance
As of December 31, 2020, the aggregate amount of the transaction price allocated to performance obligations yet to be satisfied is $18.0 million and the Company generally expects to recognize this revenue within the next twelve months. Such amounts primarily relate to the Company’s performance obligations of providing transaction-related advisory services and fairness opinion services.
During the years ended December 31, 2020, 2019, and 2018, the Company recognized revenue of $177.4 million, $217.9 million, and $322.8 million, respectively, related to performance obligations that were satisfied or partially satisfied in prior periods, mainly due to constraints on variable consideration in prior periods being resolved. Such amounts related primarily to the Company’s performance obligations of providing transaction-related advisory services.
Contract Balances
The timing of revenue recognition may differ from the timing of payment. The Company records a receivable when revenue is recognized prior to payment and the Company has an unconditional right to payment.
The Company records deferred revenue (otherwise known as contract liabilities) when it receives fees from clients that have not yet been earned or when the Company has an unconditional right to consideration before all performance obligations are complete (e.g., receipt of certain announcement, retainer or upfront fees before the performance obligation has been fully satisfied). As of December 31, 2020 and 2019, the Company recorded $10.6 million and $1.7 million, respectively, for these contract liabilities which are presented as Deferred revenue within the Consolidated Statements of Financial Condition. For the years ended December 31, 2020, 2019, and 2018, $1.7 million, $1.6 million and $0.4 million, of the respective beginning deferred revenue balance was recognized as revenue and was primarily related to the Company’s transaction-related advisory services performance obligations, which are recognized over time.
Allowance for Credit Losses
The allowance for credit losses activity for the years ended December 31, 2020, 2019, and 2018 is as follows:

	Year Ended December 31,
	2020	2019	2018
Beginning Balance(1)	$1,924	$—	$—
Bad debt expense	2,991	2,270	400
Write-offs	(3,588)	(540)	(400)
Foreign currency translation and other adjustments	(282)	6	—
Ending Balance	$1,045	$1,736	$—
__________________
(1)Beginning balance for the year ended December 31, 2020 includes the cumulative adjustment of $0.2 million which reflects the increase in the Company’s Allowance for Credit Losses as a result of the use of the current expected credit loss model related to the adoption of ASU 2016-13 on January 1, 2020. See Note 2 Summary of Significant Accounting Policies for further information.